Schedule of currency exposure (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 533,609	$ 634,882	$ 366,761
Trade and other receivables	1,140,120	1,040,542
Financial assets	1,673,729	1,675,424
Trade and other payables	6,501,396	4,449,950
Borrowings	3,499,706	4,319,182
Lease liabilities	2,132,269	2,147,956
Financial liabilities	12,133,371	10,917,088
Net financial liabilities	(10,459,642)	(9,241,664)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(10,459,642)	(9,241,664)
SINGAPORE
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	175,174	270,772
Trade and other receivables	993,145	1,021,680
Financial assets	1,168,319	1,292,452
Trade and other payables	4,287,542	3,754,629
Borrowings	3,499,706	4,319,182
Lease liabilities	2,012,832	2,147,956
Financial liabilities	9,800,080	10,221,797
Net financial liabilities	(8,631,761)	(8,929,315)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(8,631,761)	(8,929,315)
UNITED STATES
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	358,435	362,977
Trade and other receivables	142,690	18,862
Financial assets	501,125	381,839
Trade and other payables	1,323,674	683,017
Borrowings
Lease liabilities
Financial liabilities	1,323,674	683,017
Net financial liabilities	(822,549)	(301,178)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(822,549)	(301,178)
CHINA
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Trade and other receivables
Financial assets
Trade and other payables	884,953
Borrowings
Lease liabilities
Financial liabilities	884,953
Net financial liabilities	(884,953)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	(884,953)
MALAYSIA
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,133
Trade and other receivables	4,285
Financial assets	4,285	1,133
Trade and other payables	5,227	12,304
Borrowings
Lease liabilities	119,437
Financial liabilities	124,664	12,304
Net financial liabilities	(120,379)	(11,171)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency	$ (120,379)	$ (11,171)